NET INCOME/LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted loss from continuing operations per share	¥ 44,990	$ 6,544	¥ 46,463	¥ (35,700)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	41,342,597	41,342,597	38,826,800	38,469,234
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	41,671,763	41,671,763	39,303,760	38,469,234
Basic (loss) income per share - continuing operations | ¥ / shares	¥ 1.09		¥ 1.20	¥ (0.93)
Diluted (loss) income per share- continuing operations | ¥ / shares	¥ 1.08		¥ 1.18	¥ (0.93)